RELATED PARTY TRANSACTIONS - Disclosure of amounts due to officers (Details) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Disclosure of transactions between related parties [line items]
Due to related parties	$ 10,035	$ 3,000
Company controlled by CFO [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	5,000	3,000
CEO of the Company [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	$ 5,035	$ 0